VIRTUS Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Preferred Stock—2.3%
Brazil—2.3%
Petroleo Brasileiro S.A., 7.620%	434,400	$ 3,248
Total Preferred Stock (Identified Cost $3,164)		3,248

Common Stocks—95.8%
Bermuda—2.1%
Brilliance China Automotive Holdings Ltd.	1,590,000	1,097
Kunlun Energy Co., Ltd.	2,388,000	1,992
		3,089

Brazil—6.3%
Banco do Brasil S.A.	165,700	1,873
CPFL Energia S.A.	621,100	4,317
Klabin S.A.	232,200	1,168
Suzano S.A.	85,100	1,085
Vale S.A.	56,200	684
		9,127

Cayman Islands—4.5%
New Oriental Education & Technology Group, Inc.(1)	444,600	3,871
Vipshop Holdings Ltd. ADR	153,617	2,542
		6,413

China—20.1%
Alibaba Group Holding Ltd.	144,200	1,294
Anker Innovations Technology Co., Ltd. Class A	121,820	1,290
Bank of Beijing Co., Ltd. Class A	1,282,000	1,002
Bank of China Ltd. Class H	5,580,000	2,303
China Construction Bank Corp. Class H	3,284,000	1,981
China Railway Group Ltd. Class A	1,019,600	961
COSCO SHIPPING Holdings Co., Ltd. Class H	1,780,500	1,872
Lenovo Group Ltd.	1,529,000	1,772
NetEase, Inc.	54,700	1,138
People’s Insurance Co. Group of China Ltd. (The) Class H	1,975,000	631
PetroChina Co., Ltd. Class H	5,902,000	5,045
Shandong Sun Paper Industry JSC Ltd. Class A	663,000	1,294
Shenzhen Transsion Holdings Co., Ltd. Class A	66,273	1,497
Tencent Holdings Ltd.	77,900	3,024
Weichai Power Co., Ltd. Class H	1,289,000	2,457
Yankuang Energy Group Co., Ltd. Class H	700,000	1,470
		29,031

	Shares	Value

Hong Kong—0.8%
CSPC Pharmaceutical Group Ltd.	1,471,000	$ 1,156
Hungary—2.1%
OTP Bank Nyrt	64,804	2,983
India—16.9%
Apollo Tyres Ltd.	173,000	968
Ashok Leyland Ltd.	748,000	1,536
Axis Bank Ltd.	93,146	1,169
Coal India Ltd.	279,045	1,452
Colgate-Palmolive India Ltd.	48,387	1,572
Dr. Reddy’s Laboratories Ltd.	16,019	1,183
GAIL India Ltd.	534,221	1,160
ICICI Bank Ltd. Sponsored ADR	106,905	2,823
Oil & Natural Gas Corp., Ltd.	768,145	2,469
Power Finance Corp., Ltd.	160,418	751
State Bank of India	417,931	3,770
Tata Consultancy Services Ltd.	78,687	3,657
Tata Motors Ltd.	150,000	1,786
		24,296

Indonesia—2.5%
Bank Central Asia Tbk PT	1,473,200	936
Bank Mandiri Persero Tbk PT	5,902,100	2,699
		3,635

Mexico—5.6%
Coca-Cola Femsa SAB de C.V.	161,560	1,559
Grupo Financiero Banorte SAB de C.V. Class O	384,700	4,081
Kimberly-Clark de Mexico SAB de C.V. Class A	1,039,900	2,414
		8,054

Poland—1.2%
Powszechna Kasa Oszczednosci Bank Polski S.A.	120,875	1,796
Russia—0.0%
Gazprom PJSC(1)(2)	1,323,341	1
LUKOIL PJSC Sponsored ADR(1)(2)	55,455	—(3)
		1

Saudi Arabia—1.0%
Leejam Sports Co. JSC	25,863	1,505
South Africa—1.1%
Standard Bank Group Ltd.	159,248	1,557
South Korea—10.4%
Doosan Bobcat, Inc.	39,652	1,590
Hankook Tire & Technology Co., Ltd.	12,143	488
Hanwha Aerospace Co., Ltd.	10,667	1,644
	Shares	Value

South Korea—continued
Kia Corp.	55,589	$ 4,625
Samsung C&T Corp.	12,874	1,531
Samsung Electronics Co., Ltd.	84,190	5,053
		14,931

Taiwan—14.7%
Asustek Computer, Inc.	88,000	1,164
Compal Electronics, Inc.	1,904,000	2,279
CTBC Financial Holding Co., Ltd.	2,338,000	2,367
Novatek Microelectronics Corp.	177,000	3,258
Taiwan Semiconductor Manufacturing Co., Ltd.	438,000	10,525
Yuanta Financial Holding Co., Ltd.	1,775,000	1,669
		21,262

Turkey—1.6%
KOC Holding AS	357,462	2,249
United Arab Emirates—3.8%
Emaar Development PJSC	911,000	2,034
Emirates NBD Bank PJSC	738,567	3,480
		5,514

United States—1.1%
NVIDIA Corp.	1,691	1,528
Total Common Stocks (Identified Cost $114,355)		138,127

Total Long-Term Investments—98.1% (Identified Cost $117,519)		141,375

TOTAL INVESTMENTS—98.1% (Identified Cost $117,519)		$141,375
Other assets and liabilities, net—1.9%		2,802
NET ASSETS—100.0%		$144,177

Abbreviations:
ADR	American Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(3)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Country Weightings†
China	20%
India	17
Taiwan	15
South Korea	11
Brazil	8
Mexico	6
Cayman Islands	5
Other	18
Total	100%
† % of total investments as of March 31, 2024.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Preferred Stock	$3,248	$3,248	$—
Common Stocks	138,127	138,126	1
Total Investments	$141,375	$141,374	$1
There were no securities valued using significant observable inputs (Level 2) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2024.
See Notes to Schedule of Investments

VIRTUS Emerging Markets Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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